CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 855,362	$ 134,225	¥ 861,682
Total current assets	1,015,244	159,312	1,021,461
Non-current assets
Total noncurrent assets	85,637	13,439	25,484
Total assets	1,100,881	172,751	1,046,945
Current liabilities
Accrued expenses and other current liabilities	115,895	18,186	107,029
Total current liabilities	482,933	75,782	399,222
Total liabilities	492,510	77,285	404,292
SHAREHOLDERS' EQUITY
Ordinary shares	185	29	184
Additional paid-in capital	1,066,052	167,287	1,050,304
Treasury stock	(164)	(26)
Accumulated other comprehensive loss	(34,677)	(5,442)	(21,861)
Accumulated deficit	(423,025)	(66,382)	(385,974)
Total shareholders' equity	608,371	95,466	642,653		¥ (135,270)	¥ (63,735)
Total liabilities and shareholders' equity	¥ 1,100,881	$ 172,751	¥ 1,046,945
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued	125,122,382	125,122,382	122,622,382
Ordinary shares, shares outstanding	123,852,667	123,852,667	122,622,382
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000	144,000,000
Undesignated [Member]
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Parent Company
Current assets
Cash and cash equivalents	¥ 197,381	$ 30,973	¥ 89,178
Amounts due from subsidiaries and VIE	320,996	50,371	457,029
Total current assets	518,377	81,344	546,207
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	99,670	15,640	103,218
Total noncurrent assets	99,670	15,640	103,218
Total assets	618,047	96,984	649,425
Current liabilities
Amounts due to VIE	1,140	179	140
Accrued expenses and other current liabilities	8,536	1,339	6,632
Total current liabilities	9,676	1,518	6,772
Total liabilities	9,676	1,518	6,772
SHAREHOLDERS' EQUITY
Ordinary shares	185	29	184
Additional paid-in capital	1,066,052	167,287	1,050,304
Treasury stock	(164)	(26)
Accumulated other comprehensive loss	(34,677)	(5,442)	(21,861)
Accumulated deficit	(423,025)	(66,382)	(385,974)
Total shareholders' equity	608,371	95,466	642,653
Total liabilities and shareholders' equity	¥ 618,047	$ 96,984	¥ 649,425
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Parent Company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued	125,122,382	125,122,382	122,622,382
Ordinary shares, shares outstanding	123,852,667	123,852,667	122,622,382
Parent Company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000	144,000,000
Parent Company | Undesignated [Member]
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued	0	0